UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		July 8, 2005
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		122,084 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		   TITLE OF   CUSIP	   VALUE	  SHARES  INV.  OTHER	   VOTING AUTH
					CLASS			   X1000		    DISC  MGR	   NONE

ABM Industries, Inc.            cs  00163T109         507      26,000  sole  n/a        26,000
Abbott Labs                     cs  002824100         461       9,400  sole  n/a         9,400
Automatic Data Proc             cs  053015103       3,064      73,013  sole  n/a        73,013
Ameren Corp.                    cs  023608102       1,687      30,500  sole  n/a        30,500
American Intl Group.            cs  026874107       3,207      55,191  sole  n/a        55,191
Allied Cap Corp                 cs  01903Q108       3,797     130,425  sole  n/a       130,425
Amerigas Partners               oa  030975106         210       6,400  sole  n/a         6,400
American Express                cs  025816109       1,514      28,450  sole  n/a        28,450
Bank America                    cs  060505104       3,492      76,569  sole  n/a        76,569
Bristol Myers                   cs  110122108       2,206      88,316  sole  n/a        88,316
BP PLC ADR                      cs  055622104         299       4,792  sole  n/a         4,792
Citigroup                       cs  172967101       4,072      88,079  sole  n/a        88,079
Conagra Corp                    cs  205887102       1,307      56,450  sole  n/a        56,450
Crescent Real Est Eq            oa  225756105       1,050      55,975  sole  n/a        55,975
Mack Cali Realty                oa  554489104         519      11,450  sole  n/a        11,450
Calpine Corp                    cs  131347106       1,053     309,800  sole  n/a       309,800
Cisco Systems                   cs  17275R102       2,594     135,953  sole  n/a       135,953
D R Horton Co                   cs  23331A109       2,200      58,503  sole  n/a        58,503
DQE Corp                        cs  23329J104         597      31,950  sole  n/a        31,950
Consolidated Edison             cs  209115104       1,717      36,650  sole  n/a        36,650
Electronic Data Sys             cs  285661104       2,307     119,825  sole  n/a       119,825
Equity Office Pptys             oa  294741103       3,088      93,300  sole  n/a        93,300
Felcor Lodging Trust            oa  31430F101       2,146     148,200  sole  n/a       148,200
First Data Corp                 cs  319963104       3,145      78,350  sole  n/a        78,350
Fannie Mae                      cs  313586109       2,029      34,750  sole  n/a        34,750
Nicor Inc                       cs  654086107       2,970      72,150  sole  n/a        72,150
Great Bay Bancorp               cs  391648102       2,586      98,232  sole  n/a        98,232
General Electric                cs  369604103       3,623     104,557  sole  n/a       104,557
Grainger W. W. Inc              cs  384802104       3,159      57,650  sole  n/a        57,650
Great Plains Energy             cs  391164100       2,567      80,500  sole  n/a        80,500
Healthcare Prop Inv             oa  421915109         642      23,749  sole  n/a        23,749
Hawaiian Elec                   cs  419870100       1,075      40,112  sole  n/a        40,112
Hewlett-Packard Co              cs  428236103       3,042     129,387  sole  n/a       129,387
Harsco Corp                     cs  415864107         358       6,558  sole  n/a         6,558
IBM                             cs  459200101       2,078      28,010  sole  n/a        28,010
Intel                           cs  458140100       4,216     162,042  sole  n/a       162,042
Johnson and Johnson             cs  478160104       1,103      16,968  sole  n/a        16,968
Kinder Morgan Energy            oa  494550106       3,368      66,135  sole  n/a        66,135
Kinder Morgan Mgmt              cs  49455U100         475      10,324  sole  n/a        10,324
Coca-Cola Co.                   cs  191216100       2,689      64,409  sole  n/a        64,409
MBNA                            cs  55262L100       2,599      99,350  sole  n/a        99,350
Keyspan                         cs  49337W100       1,567      38,500  sole  n/a        38,500
Liberty Property Tr             oa  531172104         922      20,800  sole  n/a        20,800
Herman Miller Inc               cs  600544100         329      10,683  sole  n/a        10,683
Altria Group Inc                cs  718154107       1,896      29,320  sole  n/a        29,320
New Century Finl Cp             oa  6435EV108       1,587      30,850  sole  n/a        30,850
New Plan Realty                 oa  648053106         765      28,150  sole  n/a        28,150
O G E Energy Cp Hldg            cs  670837103       1,328      45,900  sole  n/a        45,900
Paccar                          cs  693718108         410       6,031  sole  n/a         6,031
Precision Castparts             cs  740189105       1,324      17,000  sole  n/a        17,000
Pfizer                          cs  717081103         811      29,403  sole  n/a        29,403
Peoples Energy Corp.            cs  711030106         934      21,495  sole  n/a        21,495
Petrofund Energy Tr             cs  71648W108       2,709     170,150  sole  n/a       170,150
Quaker Fabric                   cs  747399103         179      43,700  sole  n/a        43,700
Sara Lee                        cs  803111103       1,175      59,318  sole  n/a        59,318
Solectron Corp.                 cs  834182107         426     112,320  sole  n/a       112,320
Southern Co.                    cs  842587107         596      17,200  sole  n/a        17,200
Sempra Energy                   cs  816851109       3,899      94,386  sole  n/a        94,386
Smurfit Stone Cont.             cs  832727101       1,364     134,118  sole  n/a       134,118
Teco Energy Inc                 cs  872375100         762      40,300  sole  n/a        40,300
Tyco                            cs  902124106       2,829      96,875  sole  n/a        96,875
US Bancorp                      cs  902973304         588      20,150  sole  n/a        20,150
Walgreen                        cs  931422109         712      15,488  sole  n/a        15,488
Wells Fargo                     cs  949746101         824      13,377  sole  n/a        13,377
Washington Mutual               cs  939322103       3,857      94,800  sole  n/a        94,800
Williams Companies              cs  969457100         999      52,565  sole  n/a        52,565
Wal-Mart                        cs  931142103       3,550      73,650  sole  n/a        73,650
Wyeth                           cs  983024100         298       6,693  sole  n/a         6,693
Exxon Mobil Corp.               cs  30231G102         626      10,898  sole  n/a        10,898



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